Annual Total Returns[BarChart] - Invesco Rochester New York Municipals Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.50%	12.94%	(10.84%)	14.43%	1.94%	6.06%	4.11%	8.88%	12.97%	5.80%